STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 2.6%
JPMorgan Chase & Co.	152,425		20,174,973
Consumer Durables & Apparel - 5.7%
adidas	27,825	[a]	8,807,810
Hermes International	10,801	[a]	8,095,958
LVMH Moet Hennessy Louis Vuitton	60,625		26,487,793
			43,391,561
Consumer Services - 2.2%
McDonald's	77,225		16,523,833
Diversified Financials - 3.0%
BlackRock	34,725		18,312,229
S&P Global	17,075		5,015,440
			23,327,669
Energy - 4.7%
Chevron	151,025		16,180,818
Exxon Mobil	232,593		14,448,677
Total, ADR	104,025	[b]	5,054,575
			35,684,070
Food, Beverage & Tobacco - 14.1%
Altria Group	229,525		10,909,323
Anheuser-Busch InBev	49,750		3,753,523
Danone, ADR	402,275	[a]	6,416,286
Diageo, ADR	66,800	[b]	10,551,060
Nestle, ADR	208,755	[a]	23,017,326
PepsiCo	103,750		14,734,575
Philip Morris International	219,750		18,173,325
The Coca-Cola Company	340,300		19,873,520
			107,428,938
Health Care Equipment & Services - 3.5%
Abbott Laboratories	171,775		14,968,473
Intuitive Surgical	15,050	[a]	8,424,689
UnitedHealth Group	11,550		3,146,798
			26,539,960
Household & Personal Products - 4.8%
L'Oreal, ADR	559,250	[a]	31,083,115
The Estee Lauder Companies, Cl. A	28,000		5,464,480
			36,547,595
Insurance - 2.8%
AIA Group	747,300	[a]	7,367,632

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 2.8% (continued)
Chubb	90,075		13,690,499
			21,058,131
Materials - 2.0%
Air Liquide, ADR	403,715	[a]	11,655,252
Linde	18,050		3,666,497
			15,321,749
Media & Entertainment - 13.6%
Alphabet, Cl. C	19,180	[a]	27,508,531
Comcast, Cl. A	379,810		16,403,994
Facebook, Cl. A	195,350	[a]	39,443,118
Nintendo	20,000		7,407,712
The Walt Disney Company	95,336		13,185,922
			103,949,277
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	124,950		10,123,449
Johnson & Johnson	45,650		6,795,916
Novo Nordisk, ADR	266,625	[a,b]	16,218,799
Roche Holding, ADR	553,675	[a,b]	23,143,615
			56,281,779
Retailing - 3.4%
Alibaba Group Holding, ADR	44,850	[a]	9,265,562
Amazon.com	5,700	[a]	11,449,704
Booking Holdings	2,700	[a]	4,942,485
			25,657,751
Semiconductors & Semiconductor Equipment - 6.7%
ASML Holding	77,725	[b]	21,814,298
Infineon Technologies	174,125		3,774,716
Texas Instruments	208,900		25,203,785
			50,792,799
Software & Services - 11.9%
Microsoft	352,030		59,926,067
Visa, Cl. A	156,000	[b]	31,039,320
			90,965,387
Technology Hardware & Equipment - 7.0%
Apple	171,560		53,099,536
Transportation - 4.1%
Canadian Pacific Railway	78,250		20,799,632
Union Pacific	58,975		10,581,295
			31,380,927
Total Common Stocks (cost $268,430,078)			758,125,935

	1-Day Yield (%)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,331,632)	1.56	1,331,632	[c]	1,331,632
Total Investments (cost $269,761,710)		99.7%		759,457,567
Cash and Receivables (Net)		.3%		2,443,020
Net Assets		100.0%		761,900,587

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $57,786,270 and the value of the collateral was $61,152,042, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	692,430,791	65,695,144††	-	758,125,935
Investment Companies	1,331,632	-	-	1,331,632

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2020, accumulated net unrealized appreciation on investments was $489,695,857, consisting of $492,977,936 gross unrealized appreciation and $3,282,079 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.